Stockholders' Equity	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Stockholders' Equity [Text Block]
Note 15 – Stockholders' Equity
Cash dividends declared per common share were $1.68, $2.45, and $1.9575 for 2016, 2015, and 2014, respectively. On February 20, 2017, our board of directors approved a regular quarterly dividend of $0.30 per share payable on March 27, 2017.
In January 2017, we issued 65 million shares of common stock in a public offering at a price of $29.00 per share. In February 2017, we issued 9.75 million shares of common stock pursuant to the full exercise of the underwriter’s option to purchase additional shares. The net proceeds of approximately $2.1 billion were used to purchase newly issued common units in WPZ as part of our Financial Repositioning. (See Note 1 - General, Description of Business, Basis of Presentation and Summary of Significant Accounting Policies.)
On June 23, 2014, we issued 61 million shares of common stock in a public offering at a price of $57.00 per share. That amount includes 8 million shares purchased pursuant to the full exercise of the underwriter’s option to purchase additional shares. The net proceeds of $3.378 billion were used in July 2014 to finance a portion of the ACMP Acquisition. (See Note 2 - Acquisitions.)
AOCI
The following table presents the changes in AOCI by component, net of income taxes:

	Cash Flow Hedges	Foreign Currency Translation	Pension and Other Post Retirement Benefits	Total
	(Millions)
Balance at December 31, 2015	$(1)	$(103)	$(338)	$(442)
Other comprehensive income (loss) before reclassifications	2	25	(15)	12
Amounts reclassified from accumulated other comprehensive income (loss)	(1)	76	16	91
Other comprehensive income (loss)	1	101	1	103
Balance at December 31, 2016	$—	$(2)	$(337)	$(339)

Reclassifications out of AOCI are presented in the following table by component for the year ended December 31, 2016:

Component	Reclassifications	Classification
	(Millions)
Cash flow hedges:
Energy commodity contracts	$(3)	Product sales
Total cash flow hedges	(3)

Pension and other postretirement benefits:
Amortization of prior service cost (credit) included in net periodic benefit cost	(6)	Note 10 – Employee Benefit Plans
Amortization of actuarial (gain) loss included in net periodic benefit cost	32	Note 10 – Employee Benefit Plans
Total pension and other postretirement benefits	26
Foreign currency translation:
Reclassification of cumulative foreign currency translation adjustment upon sale of foreign entities	155	Other (income) expense - net

Total before tax	178
Income tax benefit	(45)	Provision (benefit) for income taxes
Net of income tax	133
Noncontrolling interest	(42)	Net income (loss) attributable to noncontrolling interests
Reclassifications during the period	$91